Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	€ 18,681	€ 17,683
Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	25,167	23,913
Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(6,486)	(6,231)
US Dollar [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	8,119	7,117
US Dollar [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	8,218	7,126
US Dollar [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(99)	(10)
Pound Sterling [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	1,592	1,285
Pound Sterling [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	1,593	1,285
Polish new zloty [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	2,620	2,262
Polish new zloty [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	2,761	2,631
Polish new zloty [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(142)	(369)
Australia, Dollars [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	1,263	1,275
Australia, Dollars [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	3,774	3,544
Australia, Dollars [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(2,511)	(2,269)
Turkish Lira [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	729	1,078
Turkish Lira [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	729	1,078
Chinese Yuan [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	1,869	1,912
Chinese Yuan [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	1,976	1,912
Chinese Yuan [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(107)
Russian Rouble [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	82	218
Russian Rouble [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	256	344
Russian Rouble [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	(174)	(126)
Other currency [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	2,407	2,536
Other currency [member] | Foreign investment [member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	5,860	5,992
Other currency [member] | Hedges currency risk [Member]
Foreign exchange risk in banking books [table]
Net banking currency exposures banking books	€ (3,453)	€ (3,456)